Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2010
Allowance for Doubtful Accounts
Allowance for Doubtful Accounts

4.                        Allowance for Doubtful Accounts

The Company closely monitors the collection of its accounts receivables and records a reserve for doubtful accounts against aged accounts and for specifically identified non-recoverable amounts. If the economic situation and the financial condition of the customer deteriorate resulting in an impairment of the customer’s ability to make payments, additional allowances might be required. Receivable balances are written off when they are determined to be uncollectible. The following table sets out the movements of the allowance for doubtful accounts for the years ended December 31, 2008, 2009 and 2010 (in thousands):

	Balance at January 1,	Charged to (write- back against) cost and expenses	Write-off of receivable balances and corresponding provisions	Balance at December 31,
	RMB	RMB	RMB	RMB
2008	12,633	8,605	(1,390)	19,848
2009	19,848	15,981	(5,814)	30,015
2010	30,015	(21,031)	(1,162)	7,822